SUMMARY OF BUSINESS ACQUISITION ASSETS AND GOODWILL ACQUIRED (Details)		Jul. 14, 2022 AUD ($)	Jul. 14, 2022 EUR (€)	Aug. 13, 2021 AUD ($) Integer
Affinity DNA [member]
IfrsStatementLineItems [Line Items]
Amount settled in cash		$ 486,188	€ 277,500
Total consideration		486,188	€ 277,500
Intangible assets	[1]	41,264
Deferred tax liability		(10,316)
Identifiable net assets		30,948
Goodwill on acquisition (Note 15)		$ 455,240
EasyDNA [member]
IfrsStatementLineItems [Line Items]
Amount settled in cash				$ 3,400,625
Total consideration				4,974,761
Intangible assets	[2]			720,550
Deferred tax liability				(180,138)
Identifiable net assets				468,108
Goodwill on acquisition (Note 15)				$ 4,506,653
Amount settled in shares, shares | Integer				209,363,400
Amount settled in shares, value				$ 1,574,136
Right-of-use asset				42,289
Other payables				(19,193)
Lease liability				(42,289)
Employee benefit provisions				$ (53,111)

[1]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$41,264 (refer to Note 16 for further details). The useful life of these intangibles are amortized on a straight-line basis over their estimated useful lives of five years.
[2]	Intangible assets relate to brand, trademark, trade names and domain names acquired as part of the business acquisition amounted to A$720,550 (refer to Note 16 for further details).